Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill
Additions			¥ 11,478	¥ 1,529
Impairment	¥ (3,143)	$ (443)	0	0
Goodwill	25,723		25,723	15,033
Disposal of a subsidiary			(788)
Accumulated impairment loss	(5,743)		(2,600)	(2,600)
Goodwill, ending balance	19,980	$ 2,814	23,123	12,433
JD Retail
Goodwill
Additions			1,399	1,529
Goodwill	11,418		11,418	10,807
Disposal of a subsidiary			(788)
Accumulated impairment loss	(7)		(7)	(7)
Goodwill, ending balance	11,411		11,411	10,800
JD Logistics
Goodwill
Additions			5,350
Goodwill	6,983		6,983	1,633
Goodwill, ending balance	6,983		6,983	1,633
Dada
Goodwill
Additions			3,143
Impairment	(3,143)
Goodwill	3,143		3,143
Accumulated impairment loss	(3,143)
Goodwill, ending balance			3,143
New Businesses
Goodwill
Additions			1,586
Goodwill	4,179		4,179	2,593
Accumulated impairment loss	(2,593)		(2,593)	¥ (2,593)
Goodwill, ending balance	¥ 1,586		¥ 1,586